Income Tax Benefits - Schedule of Components of Deferred Tax Assets (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Components of Deferred Tax Assets [Line Items]
Beginning Balance		$ 1,495,836		$ 1,870,819
Credited to the unaudited interim condensed consolidated statements of operations		1,741,133		112,425
Ending Balance	$ 205,083	1,608,261	$ 460,127	3,611,952
Tax losses [Member]
Schedule of Components of Deferred Tax Assets [Line Items]
Beginning Balance		1,397,310		1,789,897
Credited to the unaudited interim condensed consolidated statements of operations				0
Ending Balance	178,183	1,397,310	449,818	3,531,030
Allowance for expected credit losses [Member]
Schedule of Components of Deferred Tax Assets [Line Items]
Beginning Balance		98,526		80,922
Credited to the unaudited interim condensed consolidated statements of operations		0
Ending Balance	$ 26,900	$ 210,951	$ 10,309	$ 80,922